Derivative Financial Instruments and Risk Management Policies - Evolution of Derivative Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Assets/ Liabilities, Net [Roll Forward]
Gain (loss) on derivative	€ 13
Currency swaps
Derivative Assets/ Liabilities, Net [Roll Forward]
Gain (loss) on derivative	(557)	€ 839
Derivative instruments
Derivative Assets/ Liabilities, Net [Roll Forward]
Opening balance of assets/(liabilities)	1,948	1,181
Financing payments	139	148
Financing proceeds	(1,119)	(153)
Interest (proceeds)/payments	(549)	(238)
Other (proceeds)/payments	(11)	5
Fair value adjustments through other comprehensive income	(870)	357
Movements with counterparty in the income statement	638	646
Translation differences	(170)	(49)
Other movements	7	51
Closing balance of assets/(liabilities)	13	1,948
Increase (decrease) in financial assets	€ 1,935	€ 767